Asset impairment (Tables)	12 Months Ended
Dec. 31, 2021
Asset Impairment Charges [Abstract]
Schedule of asset impairment
Asset impairment consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Flight equipment held for operating leases (Note 6)	$128,409	$986,559	$69,383
Goodwill	—	58,094	—
Flight equipment held for sale	—	5,483	766
Maintenance rights and other	—	36,847	—
	$128,409	$1,086,983	$70,149